UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

Performance Trust Total Return Bond Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.19%
AmeriCredit Automobile Receivables Trust
2010-B, 1.180%, 02/06/2014	151,087	$151,091
2009-1B, 9.790%, 04/15/2014	200,000	209,985
2011-2, 0.900%, 09/08/2014	127,600	127,693
CitiFinancial Auto Issuance Trust
A-3, 2.590%, 10/15/2013	194,841	195,516
Ford Credit Auto Owner Trust
2012-A, 0.620%, 09/15/2014	551,000	551,215
RAMP Trust
4.980%, 08/25/2034	107,209	101,755
TOTAL ASSET BACKED SECURITIES (Cost $1,336,890)		1,337,255

MORTGAGE BACKED SECURITIES - 53.78%
Banc of America Alternative Loan Trust
2007-1, 5.758%, 04/25/2022	173,046	170,067
2005-5, 6.000%, 06/25/2035	391,180	309,492
2005-11 4, 5.750%, 12/25/2035	509,501	367,923
Banc of America Funding Corp.
2007-5, 6.500%, 07/25/2037	669,033	652,430
Chaseflex Trust
2005-2, 5.500%, 06/25/2035	565,000	426,965
2006-2, 6.170%, 09/25/2036	250,000	202,249
2006-2, 6.340%, 09/25/2036	500,000	409,968
Citicorp Mortgage Securities, Inc.
5.50000, 5.500%, 02/25/2026	135,762	132,509
5.75000, 5.750%, 06/25/2036	601,886	580,013
Citimortgage Alternative Loan Trust
5.50000, 5.500%, 04/25/2022	201,102	197,119
Countrywide Alternative Loan Trust
2005-21CB, 5.250%, 06/25/2035	472,000	388,631
2005-40CB, 5.500%, 10/25/2035	170,682	132,915
2005-J10, 5.500%, 10/25/2035	120,799	100,968
2005-49CB, 5.500%, 11/25/2035	920,791	665,381
2005-52CB, 5.500%, 11/25/2035	287,165	212,054
2005-J13, 5.500%, 11/25/2035	464,979	407,446
2005-73CB, 6.250%, 01/25/2036	422,841	335,381
2006-32CB, 5.500%, 11/25/2036	665,508	447,555
Countrywide Home Loan Mortgage Pass Through Trust
2005-20, 5.250%, 12/25/2027	187,460	162,356
2002-J4, 5.500%, 10/25/2032	238,612	243,502
2003-7, 4.500%, 05/25/2033	235,988	243,920
2004-HYB5, 3.018%, 04/20/2035	635,371	450,410
2005-16, 5.000%, 09/25/2035	62,000	54,772
2005-27, 5.500%, 12/25/2035	144,663	124,408
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	100,622	102,409
2005-10, 5.750%, 11/25/2035	170,000	152,686
Credit Suisse Mortgage Capital Certificates
2006-8, 5.500%, 10/25/2021	285,234	246,837
2006-3, 6.000%, 04/25/2036	351,000	254,243
2006-4, 7.000%, 05/25/2036	426,238	222,634
2007-3, 5.500%, 04/25/2037	297,768	266,750
2007-5, 5.000%, 08/25/2037	377,740	324,785
Deutsche Mortgage Securities, Inc.
2004-4, 2.556%, 06/25/2034	348,324	278,017
First Horizon Alternative Mortgage Securities
2006-FA6, 5.750%, 11/25/2021	117,449	113,183
GSAA Trust
2006-6, 5.689%, 03/25/2036	134,723	69,893
GSR Mortgage Loan Trust
2005-1F, 6.000%, 01/25/2035	92,994	93,003
2005-6F, 5.500%, 07/25/2035	511,568	439,928
Indymac Index Mortgage Loan Trust
2005-AR1, 2.583%, 03/25/2035	135,224	113,205
2005-AR19, 5.148%, 10/25/2035	271,372	209,928
JP Morgan Alternative Loan Trust
2005-S1, 5.000%, 12/25/2035	138,125	96,054
2005-S1, 5.500%, 12/25/2035	424,777	302,225
2006-S2, 6.050%, 05/25/2036	154,507	125,887
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	345,105	322,720
Lehman Mortgage Trust
2006-2, 6.449%, 04/25/2036	209,480	202,362
Lehman XS Trust
2005-1, 1.686%, 07/25/2035	285,575	228,640
Mastr Adjustable Rate Mortgages Trust
2004-15, 3.332%, 12/25/2034	432,544	352,999
Mastr Seasoned Securities Trust
2005-2, 4.217%, 10/25/2032	246,142	223,038
Morgan Stanley Mortgage Loan Trust
2-A, 2.952%, 01/25/2035	108,599	80,749
Nomura Asset Acceptance Corp.
A-5, 4.976%, 05/25/2035	288,499	248,722
RAAC Series
6.00000, 6.000%, 09/25/2034	704,740	722,185
RALI Trust
2007-QS4, 5.500%, 04/25/2022	129,996	121,983
A-4, 5.500%, 05/25/2034	294,709	269,352
6.00000, 6.000%, 09/25/2035	49,052	32,803
Residential Asset Securitization Trust
A-3, 5.500%, 08/25/2034	688,398	596,032
5.50000, 5.500%, 10/25/2035	600,941	412,918
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	514,636	515,484
FLT, 2.612%, 03/25/2035	233,136	184,681
WaMu Mortgage Pass Through Certificates
2004-S2, 6.000%, 06/25/2034	143,648	140,029
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 5.500%, 03/25/2035	750,000	627,201
2005-4, 5.500%, 06/25/2035	143,747	126,356
2005-5, 5.500%, 07/25/2035	240,771	210,075
2005-9, 5.500%, 11/25/2035	100,000	79,107
Wells Fargo Mortgage Backed Securities Trust
2003-11, 4.750%, 10/25/2018	128,425	130,227
2007-2, 5.250%, 03/25/2037	500,000	498,111
TOTAL MORTGAGE BACKED SECURITIES (Cost $16,535,155)		17,155,875

MUNICIPAL BONDS - 34.52%
California - 1.21%
Lemon Grove Elementary School District
0.000%, 11/01/2020	375,000	269,036
West Contra Costa Unified School District
0.000%, 08/01/2022	180,000	115,465
		384,501
Connecticut - 1.99%
Connecticut Municipal Electric Energy Cooperative
5.000%, 01/01/2030	555,000	636,302
Illinois - 11.29%
Chicago Board of Education
0.000%, 12/01/2021	1,000,000	725,540
Cook County Township High School District No. 225 Northfield
0.000%, 12/01/2020	355,000	273,641
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst
5.250%, 01/01/2025	300,000	328,449
Illinois Finance Authority
0.000%, 01/01/2020	665,000	542,374
Lake County Community Consolidated School District No. 50 Woodland
5.625%, 01/01/2026	335,000	399,072
5.750%, 01/01/2030	480,000	563,645
Lake County Community Unit School District No. 95 Lake Zurich
0.000%, 12/01/2020	1,000,000	768,250
		3,600,971
Indiana - 5.06%
City of Carmel IN Waterworks Revenue
5.000%, 05/01/2036	1,000,000	1,099,120
Franklin Community Multi-School Building Corp.
5.000%, 01/10/2023	400,000	464,608
Zionsville Community Schools Building Corp.
0.000%, 01/15/2029	100,000	51,291
		1,615,019
Michigan - 1.96%
City of Detroit MI Water Supply System Revenue
5.750%, 07/01/2026	550,000	626,829
New Jersey - 1.98%
New Jersey Transportation Trust Fund Authority
5.750%, 06/15/2025	500,000	630,680
Puerto Rico - 1.08%
Puerto Rico Sales Tax Financing Corp.
0.000%, 08/01/2032	1,000,000	342,990
Rhode Island - 2.88%
State of Rhode Island
5.500%, 08/01/2027	750,000	917,948
Texas - 7.07%
Burleson Independent School District
5.000%, 08/01/2030	670,000	790,667
City of Austin TX Electric Utility Revenue
5.000%, 11/15/2029	560,000	638,064
North Texas Tollway Authority
5.000%, 09/01/2029	720,000	827,885
		2,256,616
TOTAL MUNICIPAL BONDS (Cost $10,454,833)		11,011,856

SHORT TERM INVESTMENTS - 7.03%
First American Treasury Obligations Fund 0.000% (a)	2,242,797	2,242,797
TOTAL SHORT TERM INVESTMENTS (Cost $2,242,797)		2,242,797

Total Investments (Cost $30,569,675) - 99.52%		31,747,783
Other Assets in Excess of Liabilities - 0.48%		153,808
TOTAL NET ASSETS - 100.00%		$31,901,591

Footnotes

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at May 31, 2012.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$30,569,675
Gross unrealized appreciation	$1,410,512
Gross unrealized depreciation	$(232,404)
Net unrealized appreciation	$1,178,108

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment in Securities - Assets:
Asset Backed Securities	$-	$1,337,255	-	$1,337,255
Mortgage Backed Securities	-	17,155,875	-	17,155,875
Municipal Bonds	-	11,011,856	-	11,011,856
Total Investment in Securities - Assets	-	29,504,986	-	29,504,986

Short-Term Investments	$2,242,797	-	-	$2,242,797

Total Investments	$2,242,797	$29,504,986	$-	$31,747,783

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2012.

Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 92.55%
Arizona - 5.55%
Pima County Industrial Development Authority
6.500%, 04/01/2026	$200,000	$188,844
6.625%, 07/01/2031	215,000	222,209
Tempe Industrial Development Authority
6.250%, 12/01/2042	200,000	210,218
		621,271
California - 13.09%
California Municipal Finance Authority
6.000%, 07/01/2042	300,000	295,872
California State Public Works Board
5.000%, 04/01/2021	250,000	290,810
City of Highland, CA
5.125%, 09/01/2024	125,000	130,940
City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	158,709
City of Turlock, CA
5.000%, 10/15/2022	100,000	104,630
City of Yucaipa CA
5.000%, 09/01/2026	200,000	209,170
El Dorado Union High School District
0.000%, 12/01/2028	60,000	23,646
National City Community Development Commission
5.750%, 08/01/2021	100,000	113,958
Palmdale Community Redevelopment Agency
0.000%, 12/01/2020	45,000	31,490
Ridgecrest Redevelopment Agency
5.375%, 06/30/2024	100,000	105,766
		1,464,991
Colorado - 0.95%
Denver Convention Center Hotel Authority
5.250%, 12/01/2022	100,000	106,621
Connecticut - 1.48%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	150,000	165,394
District of Columbia - 2.58%
District of Columbia
6.250%, 10/01/2032	250,000	288,837
Florida - 10.13%
Citizens Property Insurance Corp.
5.500%, 06/01/2016	30,000	34,093
Escambia County Health Facilities Authority
5.125%, 08/15/2020	20,000	23,004
5.500%, 08/15/2024	230,000	258,676
Lee County Industrial Development Authority
5.000%, 11/01/2025	150,000	170,704
Orange County Health Facilities Authority
4.000%, 06/01/2022	250,000	252,068
Palace Coral Gables Community Development District
5.000%, 05/01/2032	100,000	111,929
Seminole Indian Tribe of Florida
5.750%, 10/01/2022	80,000	86,012
Venetian Community Development District
5.000%, 05/01/2023	200,000	197,346
		1,133,832
Georgia - 1.29%
City of Atlanta, GA
5.500%, 11/01/2027	35,000	42,639
Main Street Natural Gas, Inc.
5.000%, 03/15/2017	65,000	73,461
5.000%, 03/15/2018	25,000	28,328
		144,428
Illinois - 9.25%
Chicago Board of Education
5.000%, 12/01/2020	250,000	301,570
Illinois Finance Authority
5.125%, 02/01/2026	150,000	156,771
5.000%, 11/01/2027	10,000	11,074
5.750%, 05/15/2031	150,000	154,737
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	100,000	116,288
Regional Transportation Authority
6.000%, 06/01/2023	25,000	31,336
State of Illinois
5.000%, 01/01/2019	20,000	22,573
Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	240,876
		1,035,225
Indiana - 1.99%
Indiana Bond Bank
5.250%, 10/15/2020	95,000	111,006
Indiana Finance Authority
5.500%, 11/15/2026	100,000	112,117
		223,123
Iowa - 2.64%
Iowa Higher Education Loan Authority
5.625%, 10/01/2026	150,000	161,185
Iowa Student Loan Liquidity Corp.
5.300%, 12/01/2023	120,000	134,450
		295,635
Louisiana - 1.49%
Jefferson Parish Hospital Service District No. 1
5.375%, 01/01/2031	100,000	109,892
Louisiana Local Government Environmental Facilities & Community Development
6.500%, 08/01/2029	50,000	57,385
		167,277
Maine - 2.11%
Maine Health & Higher Educational Facilities Authority
6.000%, 07/01/2026	50,000	55,969
7.500%, 07/01/2032	150,000	180,601
		236,570
Michigan - 2.36%
Michigan Finance Authority
7.000%, 10/01/2031	250,000	263,970
Minnesota - 4.89%
City of West St. Paul, MN
6.750%, 09/01/2031	150,000	160,043
St. Paul Housing & Redevelopment Authority
6.375%, 09/01/2031	150,000	159,170
Tobacco Securitization Authority MN
5.250%, 03/01/2026	200,000	228,840
		548,053
New Hampshire - 2.25%
New Hampshire Health & Education Facilities Authority
5.300%, 07/01/2017	150,000	151,480
5.600%, 10/01/2022	95,000	100,425
		251,905
New Jersey - 5.95%
New Jersey Economic Development Authority
5.000%, 06/15/2023	250,000	284,200
5.750%, 06/15/2029	100,000	110,923
6.000%, 07/01/2032	150,000	154,099
New Jersey Transportation Trust Fund Authority
5.500%, 06/15/2031	100,000	117,054
		666,276
New York - 3.00%
Suffolk County Economic Development Corp.
5.000%, 07/01/2028	300,000	335,454
Oklahoma - 0.88%
Oklahoma Development Finance Authority
4.500%, 01/01/2021	100,000	99,016
Oregon - 2.37%
Oregon State Facilities Authority
3.625%, 07/01/2021	150,000	154,625
State of Oregon Housing & Community Services Department
5.000%, 01/01/2026	100,000	110,555
		265,180
Pennsylvania - 1.84%
Delaware County Authority
5.000%, 06/01/2023	200,000	206,406
Puerto Rico - 2.93%
Commonwealth of Puerto Rico
5.500%, 07/01/2026	250,000	273,878
Puerto Rico Electric Power Authority
5.250%, 07/01/2027	50,000	53,881
		327,759
Texas - 3.03%
City of Houston TX Airport System Revenue
5.000%, 07/01/2025	100,000	111,406
6.500%, 07/15/2030	100,000	108,652
Texas Private Activity Board Surface Transportation Corp.
7.000%, 06/30/2040	100,000	119,143
		339,201
Tennessee - 0.28%
Tennessee Energy Aquisition Corp.
5.000%, 02/01/2015	30,000	31,827
Utah - 3.06%
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	342,256
Virginia - 2.32%
Virginia Small Business Financing Authority
5.000%, 01/01/2027	250,000	259,615
Vermont - 0.92%
Vermont Economic Development Authority
5.000%, 05/01/2021	100,000	102,744
Wisconsin - 0.25%
Wisconsin Health & Educational Facilities Authority
5.125%, 08/15/2019	25,000	27,513
Wyoming - 3.67%
Carbon County School District No. 1 Rawlins
3.375%, 06/15/2029	100,000	97,652
Teton County Hospital District
5.500%, 12/01/2027	150,000	171,311
Wyoming Community Development Authority
6.250%, 07/01/2031	130,000	142,126
		411,089
TOTAL MUNICIPAL BONDS (Cost $9,673,108)		$10,361,468

SHORT TERM INVESTMENTS - 1.89%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio
0.010%, 12/31/2031 (a)	211,211	211,211
TOTAL SHORT TERM INVESTMENTS (Cost $211,211)		$211,211

Total Investments (Cost $9,884,319) - 94.44%		10,572,679
Other Assets in Excess of Liabilities - 5.56%		623,014
TOTAL NET ASSETS - 100.00%		$11,195,693

Footnotes

Percentages are stated as a percent of net assets.
Variable rate security; the rate shown represents the rate at May 31, 2012.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$9,884,319
Gross unrealized appreciation	$689,516
Gross unrealized depreciation	$(1,156)
Net unrealized appreciation	$688,360

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment in Securities - Assets:
Municipal Bonds	$-	$10,361,468	$-	$10,361,468
Total Investment in Securities - Assets	-	10,361,468	-	10,361,468

Short-Term Investments	211,211	-	-	211,211

Total Investments	$211,211	$10,361,468	$-	$10,572,679

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          7/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          7/19/2012

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          7/19/2012

* Print the name and title of each signing officer under his or her signature.